UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                                    811-63214

Exact name of registrant as specified in charter:                      Delaware Group Global and
                                                                       International Funds

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              February 28, 2006

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund *
--------------------------------

February 28, 2006

                                                                                               Number of          Market
                                                                                               Shares             Value
                                                                                                                  (U.S. $)
Common Stock - 87.22% o
Brazil - 8.45%
AES Tiete                                                                                      268,100,000          6,754,580
Companhia de Concessoes Rodoviarias                                                              2,268,800         21,421,917
Companhia Siderurgica Nacional                                                                     683,500         20,580,640
Petroleo Brasiliero ADR                                                                            506,400         40,496,808
Votorantim Celulose e Papel ADR                                                                  2,052,758         30,298,708
                                                                                                                   ----------
                                                                                                                  119,552,653
Chile - 2.22%                                                                                                     -----------
AFP Provida                                                                                        902,108          1,700,444
AFP Provida ADR                                                                                     41,931          1,153,522
Banco Santander ADR                                                                                475,244         22,569,338
+#Inversiones Aguas Metropolitanas 144A ADR                                                        308,000          6,072,774
                                                                                                                    ---------
                                                                                                                   31,496,078
|| China - 6.47%                                                                                                   ----------
Asia Aluminum                                                                                   26,466,000          3,265,586
China Merchants Holdings International                                                           2,732,000          7,721,218
China Telecom                                                                                   58,258,000         21,289,313
Fountain Set Holdings                                                                           17,232,000          7,672,661
Guangshen Railway                                                                               20,012,000          7,410,699
Texwinca                                                                                        18,072,000         14,210,202
TPV Technology                                                                                   8,950,000          9,805,466
Zhejiang Expressway                                                                             28,442,000         20,218,411
                                                                                                                   ----------
                                                                                                                   91,593,556
Czech Republic - 1.34%                                                                                             ----------
Komercni Banka                                                                                      92,434         13,123,474
Philip Morris                                                                                        7,676          5,833,205
                                                                                                                    ---------
                                                                                                                   18,956,679
Egypt - 0.91%                                                                                                      ----------
MobiNil-Egyptian Mobile Services                                                                   377,981         12,854,815
                                                                                                                   ----------
                                                                                                                   12,854,815
Hungary - 1.64%                                                                                                    ----------
Matav Magyar Tavkozlesi                                                                          2,903,165         13,318,145
OTP Bank                                                                                           267,371          9,981,992
                                                                                                                    ---------
                                                                                                                   23,300,137
Indonesia - 1.16%                                                                                                  ----------
Telekomunikasi Indonesia                                                                        24,951,000         16,508,817
                                                                                                                   ----------
                                                                                                                   16,508,817
Israel - 2.66%                                                                                                     ----------
Bank Hapoalim                                                                                    5,883,457         26,928,767
+Bezeq Israeli Telecommunication                                                                 8,369,817         10,735,295
                                                                                                                   ----------
                                                                                                                   37,664,062
Malaysia - 8.80%                                                                                                   ----------
Hong Leong Bank                                                                                 12,775,400         17,538,234
Malaysia International Shipping                                                                  7,252,800         18,937,324
Maxis Communications                                                                            15,807,800         37,000,268
PLUS Expressways                                                                                23,915,300         17,232,419
Public Bank                                                                                      5,794,100         10,449,655
Public Bank - Foreign                                                                            2,883,700          5,200,751
Tanjong                                                                                          4,768,100         18,225,308
                                                                                                                   ----------
                                                                                                                  124,583,959
Mexico - 5.99%                                                                                                    -----------
Cemex de C.V.                                                                                      212,644          1,315,495
Cemex de C.V. ADR                                                                                  295,045         18,221,979
+Grupo Aeroportuario del Pacifico de C.V. ADR                                                       98,800          2,845,440
Grupo Aeroportuario del Sureste de C.V. ADR                                                        198,100          6,683,894
Grupo Continental                                                                                1,560,600          2,657,804
Grupo Modelo Series C                                                                            3,565,300         12,330,969
Grupo Televisa ADR                                                                                 234,900         18,430,254



Kimberly-Clark de Mexico de C.V.                                                                 6,482,900         22,267,166
                                                                                                                   ----------
                                                                                                                   84,753,001
Morocco - 0.88%                                                                                                    ----------
Maroc Telecom                                                                                      877,459         12,457,742
                                                                                                                   ----------
                                                                                                                   12,457,742
Panama - 0.66%                                                                                                     ----------
Banco Latinoamericano Export                                                                       513,200          9,283,788
                                                                                                                    ---------
                                                                                                                    9,283,788
Phillippines - 0.46%                                                                                                ---------
+Philippine Long Distance Telephone ADR                                                            190,500          6,572,250
                                                                                                                    ---------
                                                                                                                    6,572,250
Poland - 2.02%                                                                                                      ---------
Bank Pekao                                                                                         299,048         17,619,347
Telekomunikacja Polska                                                                           1,583,533         11,023,149
                                                                                                                   ----------
                                                                                                                   28,642,496
Republic of Korea - 9.61%                                                                                          ----------
GS Engineering & Construction                                                                      274,600         14,912,230
Kookmin Bank                                                                                       221,210         16,767,169
Korea Electric Power                                                                               684,240         29,197,965
Korea Gas                                                                                          642,020         20,218,395
KT                                                                                                 259,610         10,284,071
KT ADR                                                                                             906,679         18,514,385
KT&G                                                                                               238,360         14,115,089
Samsung Electronics                                                                                 17,137         12,014,350
                                                                                                                   ----------
                                                                                                                  136,023,654
Russia - 3.44%                                                                                                    -----------
LUKOIL ADR                                                                                         168,388         13,487,879
Mobile Telesystems ADR                                                                             428,100         15,441,567
NovaTek OAO GDR                                                                                    598,896         19,713,261
                                                                                                                   ----------
                                                                                                                   48,642,707
South Africa - 11.61%                                                                                              ----------
African Bank Investments                                                                         6,011,963         28,083,860
Alexander Forbes                                                                                 5,296,717         13,414,881
Aspen Pharmacare                                                                                 1,304,991          8,443,173
Remgro                                                                                           1,264,042         26,502,892
Sasol                                                                                              474,156         16,231,987
Standard Bank Group                                                                              2,153,804         27,488,014
Steinhoff International                                                                          7,021,580         22,973,600
Telkom                                                                                             536,928         14,122,089
Tiger Brands                                                                                       287,416          7,122,208
                                                                                                                    ---------
                                                                                                                  164,382,704
Taiwan - 11.01%                                                                                                   -----------
Asustek Computer                                                                                 6,635,223         18,699,816
Chunghwa Telecom                                                                                16,402,000         29,860,691
Chunghwa Telecom ADR                                                                               537,396         10,156,784
Mega Financial Holding                                                                          34,463,000         26,141,032
Pihsiang Machinery Manufacturing                                                                 1,269,398          1,983,282
President Chain Store                                                                           12,090,299         26,276,987
Synnex Technology International                                                                  8,809,800         10,927,243
Taiwan Semiconductor Manufacturing                                                              17,199,000         31,869,016
                                                                                                                   ----------
                                                                                                                  155,914,851
Thailand - 7.05%                                                                                                  -----------
Advanced Info Service                                                                            9,907,600         23,939,357
Kasikornbank NVDR                                                                                7,295,900         12,424,984
Land & Houses NVDR                                                                              95,319,900         22,280,220
Siam Cement NVDR                                                                                 4,396,674         27,181,416
Siam City Bank                                                                                   5,515,100          3,612,085
Siam City Bank NVDR                                                                              9,089,400          5,968,274
Thai Union Frozen Products                                                                       3,726,866          2,906,403
Thai Union Frozen Products NVDR                                                                  1,914,134          1,443,175
                                                                                                                    ---------
                                                                                                                   99,755,914
Turkey - 0.84%                                                                                                     ----------
Tofas Turk Otomobil Fabrik                                                                       1,057,368          3,492,960
+Vestel Elektronik Sanayi                                                                        1,934,770          8,406,274
                                                                                                                    ---------
                                                                                                                   11,899,234
                                                                                                                   ----------
Total Common Stock (cost $1,017,694,779)                                                                        1,234,839,097
                                                                                                                -------------

Preferred Stock - 9.74%
Brazil - 6.42%
AES Tiete                                                                                      268,100,000          7,005,825



Caemi Mineracao e Metalurgica                                                                   15,448,000         26,625,703
Companhia Vale do Rio Doce ADR                                                                     449,959         18,313,331
Investimentos Itau                                                                               6,742,000         29,368,259
Ultrapar Participacoes                                                                             592,285          9,622,714
                                                                                                                    ---------
                                                                                                                   90,935,832
Republic of Korea - 3.32%                                                                                          ----------
Hyundai Motor                                                                                      296,750         15,839,198
Samsung Electronics                                                                                 58,889         31,160,993
                                                                                                                   ----------
                                                                                                                   47,000,191
                                                                                                                   ----------
Total Preferred Stock (cost $78,545,727)                                                                          137,936,023
                                                                                                                  ===========
                                                                                               Principal
                                                                                               Amount
Repurchase Agreements - 2.34%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $19,815,977,
collateralized by $20,673,800 U.S. Treasury Bills
due 8/24/06, market value $20,215,951)                                                         $19,813,500         19,813,500

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $4,428,754,
collateralized by $4,534,000 U.S. Treasury Notes
4.50% due 2/15/09, market value $4,517,775)                                                      4,428,200          4,428,200

With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $8,857,407,
collateralized by $8,922,000 U.S. Treasury Notes
4.625% due 5/15/06, market value $9,041,424)                                                     8,856,300          8,856,300
                                                                                                                    ---------
Total Repurchase Agreements (cost $33,098,000)                                                                     33,098,000
                                                                                                                   ==========

Total Market Value of Securities - 99.30%
   (cost $1,129,338,506)                                                                                        1,405,873,120
Receivables and Other Assets Net of Liabilities (See Notes) - 0.70%                                                 9,895,343
                                                                                                                    =========
Net Assets Applicable to 75,091,787 Shares Outstanding - 100.00%                                               $1,415,768,463
                                                                                                               ==============

*Fund closed to new investors.
+Non-income producing security for the period ended February 28, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2006, the aggregate amount of Rule 144A securities equals $6,072,774, which represented 0.43% of the Fund's net assets. See Note 4 in "Notes."
o Securities have been classified by country of origin.

|| Securities listed and traded on the Hong Kong Stock Exchange. The issuers of these securities have significant business operations in China.

Summary of abbreviations:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

The following foreign currency exchange contract was outstanding at February 28, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                           Unrealized
Contracts to Deliver                           In Exchange For                 Settlement Date            Appreciation
====================                           ===============                 ===============            ============
(3,451,620) Mexican Pesos                        USD 330,141                        3/1/06                  $    822
                                                                                                            --------
                                                                                                            $    822
                                                                                                            ========
(1)See Note 3 in "Notes."

----------------------------------------------------------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware Emerging Markets Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments               $ 1,129,463,957
                                  ---------------
Aggregate unrealized appreciation     292,487,808
Aggregate unrealized depreciation     (16,078,645)
                                  ---------------
Net unrealized appreciation       $   276,409,163
                                  ---------------

3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The change in market value is recorded as an unrealized gain or loss.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to the Fund's subadvisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Significant Events
Effective at the close of business on August 25, 2005, the Fund was closed to all new investors. Shareholders of record at that time are able to continue to add to their existing account through new purchases, including purchases through reinvestment of dividends or capital gains distributions, and exchanges. In addition, existing retirement plans are able to add new participants and existing participants in such plans are able to add to their accounts. The 12b-1 fee for Class A shares of the Fund will be capped at 0.25% for the duration of the closure.

Schedule of Investments (Unaudited)

Delaware International Small Cap Value Fund
===========================================
February 28, 2006

                                                                                                           Market
                                                                                          Number of        Value
                                                                                          Shares           (U.S.$)
Common Stock - 95.34% o
Australia - 4.15%
Commonwealth Property Office Fund                                                           800,209            799,166
Multiplex Group                                                                             115,769            271,247
Transfield Services Limited                                                                  91,862            499,340
                                                                                                               -------
                                                                                                             1,569,753
Canada - 1.70%                                                                                               ---------
Northern Property REIT                                                                       35,600            642,262
                                                                                                               -------
                                                                                                               642,262
Finland - 1.60%                                                                                                -------
Finnlines OYJ                                                                                31,700            604,735
                                                                                                               -------
                                                                                                               604,735
France - 7.22%                                                                                                 -------
Boiron                                                                                        8,573            172,694
Carbone Lorraine                                                                             14,831            739,434
Euler Hermes                                                                                  3,900            438,753
Neopost                                                                                       1,738            173,988
Nexans                                                                                        7,559            498,805
Remy Cointreau                                                                                4,305            213,988
Societe Industrielle d'Aviations Latecoere                                                   11,904            496,273
                                                                                                               -------
                                                                                                             2,733,935
Germany - 8.69%                                                                                              ---------
Bilfinger Berger                                                                              7,412            426,267
ElringKlinger                                                                                13,854            613,432
Hugo Boss Preferred                                                                           5,089            201,610
+MTU Aero Engines Holding                                                                    17,046            579,081
+QIAGEN                                                                                      35,487            528,467
Rational                                                                                      3,127            449,231
Wincor Nixdorf                                                                                3,871            491,553
                                                                                                               -------
                                                                                                             3,289,641
Hong Kong - 6.25%                                                                                            ---------
Arts Optical International Holding                                                          498,000            155,670
ASM Pacific Technology                                                                       62,500            348,085
COSCO Pacific Limited                                                                       290,000            610,548
Fong's Industries                                                                           744,000            684,559
Hung Hing Printing Group                                                                    468,000            309,279
Vision Grande Group                                                                         288,000            256,157
                                                                                                               -------
                                                                                                             2,364,298
?Hong Kong/China - 3.12%                                                                                     ---------
Asia Aluminum                                                                             6,268,000            773,396
Fountain Set Holdings                                                                       920,000            409,636
                                                                                                               -------
                                                                                                             1,183,032
Ireland - 1.14%                                                                                              ---------
Glanbia                                                                                     131,597            431,447
                                                                                                               -------
                                                                                                               431,447
Italy - 2.22%                                                                                                  -------
Autostrada Torino-Milano                                                                     33,132            673,125
Interpump Group                                                                              24,725            169,212
                                                                                                               -------
                                                                                                               842,337
Japan - 8.95%                                                                                                  -------
Air Water                                                                                    39,000            367,641
+FCC Limited                                                                                  4,600            198,713
NIFCO                                                                                        24,200            529,096
Paris Miki                                                                                   27,300            533,396
Shimano                                                                                      22,500            648,862
TAC                                                                                          30,100            163,218
Takara Printing                                                                              41,000            507,194
Ushio                                                                                        18,000            439,911
                                                                                                               -------
                                                                                                             3,388,031
Netherlands - 5.84%                                                                                          ---------

Athlon Holding                                                                               14,431            411,241
Boskalis Westminster                                                                          3,082            195,234
Fugro                                                                                        11,585            433,291
Koninklijke BAM Groep                                                                         6,326            600,773
Vopak                                                                                        17,985            572,310
                                                                                                               -------
                                                                                                             2,212,849
New Zealand - 1.44%                                                                                          ---------
Fisher & Paykel Healthcare                                                                   73,432            183,076
The Warehouse Group                                                                         143,182            363,034
                                                                                                               -------
                                                                                                               546,110
Norway - 2.42%                                                                                                 -------
Ekornes Asa                                                                                  26,350            515,778
Farstad Shipping                                                                             29,000            400,551
                                                                                                               -------
                                                                                                               916,329
Singapore - 10.43%                                                                                             -------
GP Batteries International                                                                  313,000            341,505
Hyflux                                                                                      360,000            642,708
MobileOne                                                                                   278,330            377,305
Parkway Holdings                                                                            379,000            570,827
SembCorp Marine                                                                             304,000            547,250
SIA Engineering                                                                             194,000            372,845
Singapore Airport Terminal Services                                                         252,000            373,191
SMRT                                                                                      1,068,000            723,006
                                                                                                               -------
                                                                                                             3,948,637
Spain - 1.28%                                                                                                ---------
Prosegur Cia de Seguridad                                                                    19,339            483,911
                                                                                                               -------
                                                                                                               483,911
Sweden - 1.61%                                                                                                 -------
Billerud                                                                                     42,600            608,404
                                                                                                               -------
                                                                                                               608,404
United Kingdom - 27.28%                                                                                        -------
Aga Foodservice Group                                                                        46,299            291,877
Associated British Ports                                                                     71,439            774,004
Cattles                                                                                     125,811            764,057
Chloride Group                                                                              251,898            483,182
Cobham                                                                                      179,201            534,449
Croda International                                                                          45,243            390,561
Expro International Group                                                                    41,407            537,392
Greene King                                                                                  41,675            536,274
Laird Group                                                                                  56,371            426,758
Northern Foods                                                                              106,564            257,286
Pennon Group                                                                                 23,227            569,565
+Punch Graphics                                                                             166,161            370,084
Rexam                                                                                        60,895            541,918
Rotork                                                                                       63,062            808,420
Serco Group                                                                                  98,238            599,202
Spirax-Sarco Engineering                                                                     29,172            511,409
TT electronics                                                                              210,282            652,744
Victrex                                                                                      51,914            658,416
Weir Group                                                                                   80,729            620,742
                                                                                                               -------
                                                                                                            10,328,340
                                                                                                            ----------
Total Common Stock (cost $27,614,924)                                                                       36,094,051
                                                                                                            ==========

Exchange Traded Fund - 2.17%
Ishares MSCI EAFE Index Fund                                                                 13,200            823,812
                                                                                                               -------
Total Exchange Traded Fund (cost $832,238)                                                                     823,812
                                                                                                               =======
                                                                                          Principal
                                                                                          Amount

Repurchase Agreements - 1.57%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $355,044,
collateralized by $370,400 U.S. Treasury Bills
due 8/24/06, market value $362,199)                                                        $355,000            355,000

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $79,310,
collateralized by $81,200 U.S. Treasury Notes
4.50% due 2/15/09, market value $80,943)                                                     79,300             79,300



With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $158,720,
collateralized by $159,900 U.S. Treasury Notes
4.625% due 5/15/06, market value $161,991)                                                  158,700            158,700
                                                                                                               -------
Total Repurchase Agreements (cost $593,000)                                                                    593,000
                                                                                                               =======

Total Market Value of Securities - 99.08%
   (cost $29,040,162)                                                                                       37,510,863
Receivables and Other Assets Net of Liabilities (See Notes) - 0.92%                                            346,961
                                                                                                               =======
Net Assets Applicable to 3,282,725 Shares Outstanding - 100.00%                                            $37,857,824
                                                                                                           ===========


+Non-income producing security for the period ended February 28, 2006. oSecurities have been classified by country of origin.
||Securities listed and traded on the Hong Kong Stock Exchange. These issuers of these securities have significant business operations in China.

Summary of Abbreviation:
REIT - Real Estate Investment Trust

The following foreign currency exchange contracts were outstanding at February 28, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                           Unrealized
                                                                                                          Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date           (Depreciation)
-----------------------------                  ---------------                 ---------------           -------------
    (295,818) Australian Dollars                USD    218,633                      3/1/06                  $   (938)
  (1,316,000) British Pounds                    USD  2,353,008                     4/28/06                    44,141
  23,065,247  Japanese Yen                      USD   (198,753)                     3/3/06                       552
                                                                                                            --------
                                                                                                            $ 43,755
                                                                                                            --------
(1)See Note 3 in "Notes."

-----------------------------------------------------------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware International Small Cap Value Fund (the "Fund"). Effective March 30, 2006, the name of the Fund will be changed to "Delaware Global Value Fund", and the Fund's investment strategies will change as described in the Fund's prospectus dated March 30, 2006. These changes were initially communicated to shareholders in a supplement to the Fund's prospectus dated December 15, 2005.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $ 29,277,884
                                     ------------
Aggregate unrealized appreciation       8,840,754
Aggregate unrealized depreciation        (607,775)
                                     ------------
Net unrealized appreciation          $  8,232,979
                                     ------------

3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The change in market value is recorded as an unrealized gain or loss.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to the Fund's subadvisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)


Delaware International Value Equity Fund
========================================
February 28, 2006

                                                                                             Number of          Market
                                                                                             Shares             Value (U.S.$)
Common Stock - 96.52%o
Australia - 10.01%
*Amcor                                                                                         2,057,607        $11,294,041
*Coles Myer                                                                                    2,172,420         15,797,209
Foster's Group                                                                                 5,775,378         23,240,327
National Australia Bank                                                                        1,224,148         33,214,433
Telstra                                                                                        6,239,030         17,747,617
Wesfarmers                                                                                       286,394          7,743,324
                                                                                                                  ---------
                                                                                                                109,036,951
Belgium - 2.27%                                                                                                 -----------
Fortis                                                                                           692,438         24,757,372
                                                                                                                 ----------
                                                                                                                 24,757,372
Finland - 1.66%                                                                                                  ----------
UPM-Kymmene                                                                                      854,982         18,140,791
                                                                                                                 ----------
                                                                                                                 18,140,791
France - 7.67%                                                                                                   ----------
*Compagnie de Saint-Gobain                                                                       330,728         22,066,030
*Societe Generale                                                                                205,565         29,113,284
+Suez - Strip                                                                                     80,256                957
*Total                                                                                           128,706         32,372,118
                                                                                                                 ----------
                                                                                                                 83,552,389
Germany - 5.81%                                                                                                  ----------
Bayer                                                                                            568,700         22,940,356
*RWE                                                                                             468,657         40,302,680
                                                                                                                 ----------
                                                                                                                 63,243,036
Hong Kong - 2.73%                                                                                                ----------
Hongkong Electric Holdings                                                                     3,600,500         16,579,550
Wharf Holdings                                                                                 3,559,514         13,114,059
                                                                                                                 ----------
                                                                                                                 29,693,609
Italy - 5.47%                                                                                                    ----------
Banca Intesa                                                                                   6,432,603         38,009,437
UniCredito Italiano                                                                            2,965,737         21,572,717
                                                                                                                 ----------
                                                                                                                 59,582,154
Japan - 15.28%
Canon                                                                                            464,300         28,991,558
Hitachi                                                                                        1,588,000         11,063,203
Kao                                                                                              411,000         11,164,733
KDDI                                                                                               4,335         22,267,798
Matsushita Electric Industrial                                                                    19,000            399,593
Millea Holdings                                                                                      592         12,048,249
Nintendo                                                                                          26,900          3,967,491
Takeda Pharmaceutical                                                                            586,500         32,673,483
Toyota Motor                                                                                     679,800         36,241,527
West Japan Railway                                                                                 1,893          7,673,707
                                                                                                                  ---------
                                                                                                                166,491,342
Netherlands - 4.89%                                                                                             -----------
ING Groep                                                                                        891,864         33,524,355
Reed Elsevier                                                                                  1,459,485         19,713,763
                                                                                                                 ----------
                                                                                                                 53,238,118
New Zealand - 1.44%                                                                                              ----------
*Telecom Corporation of New Zealand                                                            4,458,799         15,674,394
                                                                                                                 ----------
                                                                                                                 15,674,394
Republic of Korea - 0.95%                                                                                        ----------
POSCO ADR                                                                                        177,296         10,361,178
                                                                                                                 ----------
                                                                                                                 10,361,178
Singapore - 1.73%                                                                                                ----------
Jardine Matheson Holdings                                                                        288,687          5,098,360
Oversea-Chinese Banking                                                                        3,289,600         13,747,599
                                                                                                                 ----------
                                                                                                                 18,845,959
South Africa - 0.79%                                                                                             ----------




Sasol                                                                                            252,048          8,628,468
                                                                                                                  ---------
                                                                                                                  8,628,468
Spain - 8.18%                                                                                                     ---------
Banco Santander Central Hispano                                                                1,484,029         21,682,854
Iberdrola                                                                                        957,946         30,216,284
Telefonica                                                                                     2,411,015         37,178,899
                                                                                                                 ----------
                                                                                                                 89,078,037
Taiwan - 0.99%                                                                                                   ----------
Chunghwa Telecom ADR                                                                             572,900         10,827,810
                                                                                                                 ----------
                                                                                                                 10,827,810
United Kingdom - 26.65%                                                                                          ----------
Aviva                                                                                            782,680         10,833,907
BG Group                                                                                       2,322,957         27,223,282
BOC Group                                                                                        602,594         15,945,592
*Boots Group                                                                                     970,687         12,059,955
BP                                                                                             2,244,693         24,845,633
Brambles Industries                                                                            1,759,631         12,712,388
Compass Group                                                                                    635,856          2,419,907
GKN                                                                                            1,853,929         11,042,771
GlaxoSmithKline                                                                                1,321,232         33,551,292
HBOS                                                                                           1,848,140         34,427,424
Lloyds TSB Group                                                                               2,560,687         24,870,162
Rio Tinto                                                                                        247,162         11,629,645
Royal Bank of Scotland Group                                                                     546,896         18,299,015
*Royal Dutch Shell Class A                                                                       894,712         26,975,634
Unilever                                                                                       2,276,574         23,458,666
                                                                                                                 ----------
                                                                                                                290,295,273
Total Common Stock (cost $806,938,682)                                                                        1,051,446,881
                                                                                                              =============

                                                                                             Principal
                                                                                             Amount
Repurchase Agreements - 3.66%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $23,905,988,
collateralized by $24,941,000 U.S. Treasury Bills
due 8/24/06, market value $24,388,262)                                                       $23,903,000         23,903,000

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $5,342,668,
collateralized by $5,470,000 U.S. Treasury Notes
4.50% 2/15/09, market value $5,450,185)                                                        5,342,000          5,342,000

With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $10,685,336,
collateralized by $10,763,000 U.S. Treasury Notes
4.625% due 5/15/06, market value $10,907,457)                                                 10,684,000         10,684,000
                                                                                                                 ----------
Total Repurchase Agreements (cost $39,929,000)                                                                   39,929,000
                                                                                                                 ==========


Total Market Value of Securities Before Securities Lending Collateral - 100.18%
   (cost $846,867,682)                                                                                        1,091,375,881
                                                                                                              =============

Securities Lending Collateral** - 8.06%
Short-Term Investments
Fixed Rate Notes - 1.00%
Citigroup Global Markets 4.60% 3/1/06                                                          9,775,211          9,775,211
Washington Mutual 4.54% 3/28/06                                                                1,126,452          1,126,432
                                                                                                                  ---------
                                                                                                                 10,901,643
                                                                                                                 ----------
oVariable Rate Notes - 7.06%
American Honda Finance 4.57% 2/21/07                                                           2,534,758          2,534,472
ANZ National 4.55% 4/2/07                                                                        563,280            563,216
Australia New Zealand 4.55% 4/2/07                                                             2,816,198          2,816,080
Bank of America 4.57% 2/23/07                                                                  3,661,429          3,660,905
Bank of New York 4.54% 4/2/07                                                                  2,252,776          2,252,864
Bank of the West 4.55% 3/2/06                                                                  2,816,080          2,816,080
Bayerische Landesbank 4.59% 8/25/06                                                            2,815,576          2,816,080
Bear Stearns 4.63% 8/31/06                                                                     3,379,297          3,379,297


Beta Finance 4.58% 4/18/06                                                                     2,816,050          2,816,011
Canadian Imperial Bank 4.55% 4/2/07                                                            1,407,754          1,408,040
CDC Financial Products 4.66% 3/31/06                                                           3,660,905          3,660,905
Citigroup Global Markets 4.63% 3/7/06                                                          3,660,905          3,660,905
Commonwealth Bank Australia 4.54% 4/2/07                                                       2,816,317          2,816,080
Credit Suisse First Boston 4.55% 4/18/06                                                       3,041,413          3,041,367
Goldman Sachs 4.70% 2/28/07                                                                    3,660,905          3,660,905
Manufacturers & Traders 4.57% 9/26/06                                                          2,816,245          2,815,682
Marshall & Ilsley Bank 4.55% 4/2/07                                                            3,097,892          3,097,688
Merrill Lynch Mortgage Capital 4.66% 3/7/06                                                    2,534,472          2,534,472
Morgan Stanley 4.74% 2/28/07                                                                   3,491,940          3,491,940
National Australia Bank 4.54% 3/7/07                                                           3,410,651          3,409,253
National City Bank 4.53% 3/2/07                                                                3,266,029          3,266,653
Nordea Bank Norge 4.55% 4/2/07                                                                 2,815,996          2,816,080
Procter & Gamble 4.46% 4/2/07                                                                  2,816,100          2,816,080
Royal Bank of Scotland 4.54% 4/2/07                                                            2,816,021          2,816,080
Sigma Finance 4.58% 3/16/06                                                                      844,854            844,853
Societe Generale 4.54% 4/2/07                                                                  1,407,933          1,408,040
Toyota Motor Credit 4.55% 6/23/06                                                              2,816,046          2,816,161
Wells Fargo 4.56% 4/2/07                                                                       2,815,582          2,816,080
                                                                                                                  ---------
                                                                                                                 76,852,269
                                                                                                                 ----------
Total Securities Lending Collateral (cost $87,753,912)                                                           87,753,912
                                                                                                                 ==========



Total Market Value of Securities - 108.24%
   (cost $934,621,594)                                                                                        1,179,129,793o
Obligation to Return Securities Lending Collateral** - (8.06%)                                                  (87,753,912)
Liabilities Net of Receivables and Other Assets (See Notes) - (0.18%)                                            (1,987,105)
                                                                                                                  =========
Net Assets Applicable to 58,047,415 Shares Outstanding - 100.00%                                             $1,089,388,776
                                                                                                             ==============

AUD - Australian Dollar
GBP - British Pound Sterling
JPY - Japanese Yen
USD - U.S. Dollar

oIncludes $83,093,643 of securities loaned.
+Non-income producing security for the period ended February 28, 2006.
*Fully or partially on loan.
**See Note 4 in "Notes."
?Securities have been classified by country of origin.
oVariable rate security. The interest rate shown is the rate as of February 28, 2006.


   Summary of Abbreviation:
 ADR - American Depositary Receipts


The following foreign currency exchange contracts were outstanding at February 28, 2006:


Foreign Currency Exchange Contracts(1)
                                                                                                              Unrealized
Contracts to Receive (Deliver)                    In Exchange For                 Settlement Date            Appreciation
-----------------------------                     ---------------                 ---------------            ------------
        164,865   AUD                              USD      (121,947)                 3/01/06                  $    424
    (29,170,000)  GBP                              USD    52,100,188                  4/28/06                   922,648
    683,705,425   JPY                              USD    (5,861,473)                 3/03/06                    16,382
                                                                                                                 ------
                                                                                                               $939,454





(1)See Note 3 in "Notes."

-----------------------------------------------------------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware International Value Equity Fund (the "Fund"). At the February 16, 2006 meeting of the Fund's Board of Trustees, the Board voted to approve certain changes to the Fund's investment manager and strategies effective May 1, 2006. These changes were communicated to shareholders in a supplement to the prospectus dated February 24, 2006.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $937,377,172
                                     ------------
Aggregate unrealized appreciation     252,794,541
Aggregate unrealized depreciation     (11,041,920)
                                     ------------
Net unrealized appreciation          $241,752,621
                                     ------------


3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2006, market value of securities on loan was $83,093,643, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, or the Fund's sub-advisor, if applicable, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Global and International Funds

Jude T. Driscoll
-------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: April 28, 2006



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Jude T. Driscoll
-------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: April 28, 2006


Michael P. Bishof
------------------------

By:    Michael P. Bishof
Title: Chief Financial Officer
Date: April 28, 2006